Financial Instruments - Exposure to Currency Risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	₩ 5,285,433	₩ 5,441,771
Liabilities	11,385,039	10,927,022
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	859,737	670,436
Liabilities	691,208	530,728
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	183,579	303,556
Liabilities	50,754	213,071
Others [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	1,388,889	2,280,424
Liabilities	₩ 296,563	₩ 367,264